FEDERATED INTERMEDIATE CORPORATE BOND FUND
A Portfolio of Federated Income Securities Trust
Institutional Shares
Institutional Service Shares

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SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2005


Under the heading "Investment Limitations" please add the following non-fundamental investment policy:

Investing in Securities of Other Investment Companies

The Fund is prohibited from investing in other registered investment companies in reliance on Section 12(d)(1)(F) or (G) of the 1940 Act.

                                                               December 19, 2005




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WORLD-CLASS INVESTMENT MANAGER

Federated Intermediate Corporate Bond Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

34091 (12/05)

Federated is a registered mark
of Federated Investors, Inc.
2005 (C)Federated Investors, Inc.


Cusip 31420C407
Cusip 31420C506